Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment information [abstract]
Schedule of asset and income by segment

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of June 30, 2025, and December 31, 2024, on a segmented basis:

	As at June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	7,304,731	3,038,860	10,343,591
Non-current assets	4,953,440	—	4,953,440
Current liabilities	13,249,998	—	13,249,998
Non-current liabilities	—	—	—

	As at December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	8,620,407	3,432,340	12,052,747
Non-current assets	5,066,477	—	5,066,477
Current liabilities	6,678,992	—	6,678,992
Non-current liabilities	—	—	—
	For the six months ended June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(24,727)	(133,222)	(157,949)
Total operating expenses	8,250,414	448	8,250,862
Net (loss) income	(18,638,981)	132,773	(18,506,208)

	For the three months ended June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(22,144)	(68,589)	(90,733)
Total operating expenses	4,853,313	126	4,853,439
Net (loss) income	(9,834,790)	68,463	(9,766,327)

	For the six months ended June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	12,109	(289,057)	(276,948)
Total operating expenses	5,713,717	245	5,713,962
Net (loss) income	(5,732,736)	288,812	(5,443,924)

	For the three months ended June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	31,266	(135,690)	(104,424)
Total operating expenses	3,456,556	50	3,456,606
Net (loss) income	(3,488,139)	135,640	(3,352,499)